RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation right-of-use assets		$ 254,244	$ 245,035	$ 814,220	$ 507,688
Right-of-use assets		12,344,687		$ 12,573,710	1,077,241
Weighted average discount rate utilized to calculate the present value of the lease liabilities				7.71%
Weighted average remaining life of lease				22 years
Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets		$ 11,149,101		$ 11,149,101
University of antelope valley [member] | Buildings Related Party [Member]
IfrsStatementLineItems [Line Items]
Lease term	12 years
Right-of-use assets	$ 11,149,101